Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses

The following table provides a breakdown of trade receivables before ECL by customer groups:

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Third-party retail outlet customers	32,716	24,869	6,131
Third-party industrial business customers	35,895,157	69,298,230	17,085,363
Related party customers	1,132,841	–	–
Total trade receivables, gross	37,060,714	69,323,099	17,091,494

Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables related to third-party retail outlet customers as of December 31, 2024 and 2025:

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
0 - 90 days	28,372	(2,433)	8.6%	25,939
91 - 180 days	747	(453)	60.6%	294
181 - 270 days	1,114	(918)	82.4%	196
271 - 365 days	1,146	(1,146)	100.0%	–
Over 1 year	1,337	(1,337)	100.0%	–
	32,716	(6,287)		26,429
	As of December 31, 2025
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
0 - 90 days	20,225	(879)	4.3%	19,346	4,770
91 – 180 days	–	–	0.0%	–	–
181 - 270 days	1,034	(882)	85.3%	152	37
271 - 365 days	868	(868)	100.0%	–	–
Over 1 year	2,742	(2,742)	100.0%	–	–
	24,869	(5,371)		19,498	4,807

Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables related to third-party industrial business customers as of December 31, 2024 and 2025:

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
Grade - low risk	11,732,969	(58,485)	0.5%	11,674,484
Grade - fair risk	24,162,188	(266,260)	1.1%	23,895,928
	35,895,157	(324,745)		35,570,412

	As of December 31, 2025
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
Grade - low risk	16,855	(22)	0.1%	16,833	4,150
Grade - fair risk	69,091,600	(1,021,645)	1.5%	68,069,955	16,782,533
Grade - substantial	189,775	(3,796)	2.0%	185,979	45,853
	69,298,230	(1,025,463)		68,272,767	16,832,536

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables from related parties as of December 31, 2024:

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
Grade - low risk	100,000	(500)	0.5%	99,500
Grade - fair risk	32,841	(328)	1.0%	32,513
Grade - substantial	1,000,000	(412,000)	41.2%	588,000
	1,132,841	(412,828)		720,013

Schedule of Movement of Expected Credit Losses	Movement of ECL
MYR
As of December 31, 2022 and January 1, 2023	15,682
Provision for expected credit loss on trade receivables	66,915
As of December 31, 2023 and January 1, 2024	82,597
Provision for expected credit loss on trade receivables	661,263
As of December 31, 2024 and January 1, 2025	743,860
Provision for expected credit loss on trade receivables	286,974
As of December 31, 2025	1,030,834
As of December 31, 2025 (USD)	254,150

Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows

The following tables show the remaining contractual maturities at the end of the years presented of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates) and the earliest date the Group can be required to pay.

	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	Total	Carrying amount as of December 31, 2024
	MYR	MYR	MYR	MYR	MYR
Trade payables	14,089,238	–	–	14,089,238	14,089,238
Other payables	3,105,476	–	–	3,105,476	3,105,476
Amounts due to related parties	4,010,937	–	–	4,010,937	4,001,850
Bank borrowing	16,347	16,260	27,048	59,655	53,029
Redeemable convertible preference shares	4,622,304	7,083,959	–	11,706,263	9,912,049
Lease liabilities	629,136	689,248	1,805,975	3,124,359	2,493,310
	26,473,438	7,789,467	1,833,023	36,095,928	33,654,952

	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	Total	Carrying amount as of December 31, 2025
	MYR	MYR	MYR	MYR	MYR	USD
Trade payables	20,293,263	–	–	20,293,263	20,293,263	5,003,269
Other payables	6,781,887	–	–	6,781,887	6,781,887	1,672,063
Amounts due to related parties	6,056,741	–	–	6,056,741	6,056,741	1,493,279
Bank borrowings	164,883	164,796	702,450	1,032,129	841,815	207,548
Redeemable convertible preference shares	7,585,697	–	–	7,585,697	6,583,486	1,623,147
Lease liabilities	689,248	732,504	1,073,472	2,495,224	2,095,604	516,668
	41,571,719	897,300	1,775,922	44,244,922	42,652,796	10,515,974